REVENUES - Disclosure of Detailed Information About Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Revenue [Line Items]
Gross revenue	$ 563,631	$ 576,385
Percentage of revenue	100.00%	100.00%
Less: smelting and refining costs	$ (3,027)	$ (2,584)
Revenues	560,604	573,801
Silver [Member]
Disclosure Of Revenue [Line Items]
Silver	$ 240,737	$ 243,682
Percentage of revenue	43.00%	42.00%
Gold [Member]
Disclosure Of Revenue [Line Items]
Gold	$ 322,894	$ 332,703
Percentage of revenue	57.00%	58.00%